Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Transactions with Related Parties - Balance Sheets (Table)

Balance Sheet

	December 31, 2020	December 31, 2021
Due from related parties
Oceanbulk Maritime and its affiliates (d)	$426	$133
Interchart (a)	3	3
AOM (k)	–	52
Starocean (j)	34	34
Coromel Maritime Limited (l)	1	–
Product Shipping & Trading S.A.	17	20
Due from related parties	$481	$242

Due to related parties
Combine Marine Ltd. (c )	$–	$18
Management and Directors Fees (b)	252	159
Augustea Technoservices Ltd. and affiliates (f)	1,187	877
Iblea Ship Management Limited (h)	–	372
Due to related parties	$1,439	$1,426

Transactions with Related Parties - Statements of Operations (Table)

Statements of Operations

	Years ended December 31,
	2019	2020	2021
Voyage revenues:
Voyage revenues - Eagle Bulk (m)	$–	$–	$1,461
Voyage expenses:
Voyage expenses-Interchart (a)	$(3,850)	$(3,780)	$(3,870)
Voyage expenses- Augustea Technoservices Ltd. and affiliates (f)	-	(95)	-
Voyage expenses - Hartree Marine Fuels LLC (q)	-	-	(9,566)
General and administrative expenses:
Consultancy fees (b)	$(655)	$(598)	$(535)
Directors compensation (b)	(179)	(179)	(183)
Office rent - Combine Marine Ltd. & Alma Properties (c)	(39)	(40)	(41)
General and administrative expenses - Oceanbulk Maritime and its affiliates (d)	(324)	(268)	(252)
Management fees:
Management fees- Augustea Technoservices Ltd. and affiliates (f)	$(6,564)	$(6,588)	$(6,472)
Management fees- Songa Shipmanagement Ltd. (g)	(32)	-	-
Management fees- Iblea Ship Management Limited (h)	-	-	(79)
Charter-in hire expenses:
Charter - in hire expenses - AOM (k)	$(2,589)	$(5,442)	$(4,069)
Charter - in hire expenses - Sydelle (i)	(5,505)	(540)	-
Charter - in hire expenses - Coromel (l)	(5,723)	(249)	-
Charter - in hire expenses - Eagle Bulk (m)	(1,908)	-	-